Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following table sets forth the pay versus performance for our Named Executive Officers for each of the fiscal years ended December 31, 2024, 2023 and 2022.

* Year	Summary Compensation Table Total for PEO Luciano Melluzzo ($)	Compensation Actually Paid to PEO Luciano Melluzzo ($)*	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return ($)(2)	Net Income ($)
2024	1,005,716	802,004	595,594	473,645	44.73	(1,366,000)
2023	493,315	385,375	279,195	248,357	35.71	(2,131,000)
2022	544,592	464,992	340,621	258,597	46.70	(1,076,000)

*        “Compensation Actually Paid” to our PEO and Non-PEO NEOs for 2023 and 2022 represents the “Total” compensation reported in the Summary Compensation Table less the “Stock Awards” reported in the Summary Compensation Table. “Compensation Actually Paid” to Mr. Melluzzo for 2024 represents the “Total” compensation reported in the Summary Compensation Table reduced by $620,350 the fair value of 102,368 RSUs granted to Mr. Melluzzo on August 26, 2024, and increased by $416,638, the fair value of such RSUs, all of which were unvested, as of December 31, 2024. “Compensation Actually Paid” to Mr. Glassman for 2024 represents the “Total” compensation reported in the Summary Compensation Table reduced by $371,363, the fair value of 61,281 RSUs granted to Mr. Glassman on August 26, 2024, and increased by $249,414, the fair value of such RSUs, all of which were unvested as of December 31, 2024.

(1)      Scott Glassman replaced Michael Recca as our Chief Financial Officer in October 2023. Messrs. Glassman and Recca were our only Non-PEO named executive officers in 2023 and the amounts attributed to Non-PEO NEOs for 2023 reflects the amounts paid to them in 2023. Mr. Recca was our only Non-PEO named executive officer in 2022 and Mr. Glassman was our only Non-PEO named executive officer in 2024 and the amount attributed to Non-PEO NEOs for 2022 and 2024 reflects the amounts paid to Mr. Recca or Mr. Glassman, respectively.

(2)      Assumes a $100 fixed investment as of year-end 2021 and continuing through year-end 2022, 2023 and 2024, respectively.

Company Selected Measure Name		Compensation Actually Paid
Named Executive Officers, Footnote		Scott Glassman replaced Michael Recca as our Chief Financial Officer in October 2023. Messrs. Glassman and Recca were our only Non-PEO named executive officers in 2023 and the amounts attributed to Non-PEO NEOs for 2023 reflects the amounts paid to them in 2023. Mr. Recca was our only Non-PEO named executive officer in 2022 and Mr. Glassman was our only Non-PEO named executive officer in 2024 and the amount attributed to Non-PEO NEOs for 2022 and 2024 reflects the amounts paid to Mr. Recca or Mr. Glassman, respectively.
PEO Total Compensation Amount		$ 1,005,716	$ 493,315	$ 544,592
PEO Actually Paid Compensation Amount	[1]	802,004	385,375	464,992
Non-PEO NEO Average Total Compensation Amount	[2]	595,594	279,195	340,621
Non-PEO NEO Average Compensation Actually Paid Amount		$ 473,645	248,357	258,597
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 44.73	35.71	46.7
Net Income (Loss)		$ (1,366,000)	$ (2,131,000)	$ (1,076,000)
PEO Name		Mr. Melluzzo

[1]	“Compensation Actually Paid” to our PEO and Non-PEO NEOs for 2023 and 2022 represents the “Total” compensation reported in the Summary Compensation Table less the “Stock Awards” reported in the Summary Compensation Table. “Compensation Actually Paid” to Mr. Melluzzo for 2024 represents the “Total” compensation reported in the Summary Compensation Table reduced by $620,350 the fair value of 102,368 RSUs granted to Mr. Melluzzo on August 26, 2024, and increased by $416,638, the fair value of such RSUs, all of which were unvested, as of December 31, 2024. “Compensation Actually Paid” to Mr. Glassman for 2024 represents the “Total” compensation reported in the Summary Compensation Table reduced by $371,363, the fair value of 61,281 RSUs granted to Mr. Glassman on August 26, 2024, and increased by $249,414, the fair value of such RSUs, all of which were unvested as of December 31, 2024.
[2]	Scott Glassman replaced Michael Recca as our Chief Financial Officer in October 2023. Messrs. Glassman and Recca were our only Non-PEO named executive officers in 2023 and the amounts attributed to Non-PEO NEOs for 2023 reflects the amounts paid to them in 2023. Mr. Recca was our only Non-PEO named executive officer in 2022 and Mr. Glassman was our only Non-PEO named executive officer in 2024 and the amount attributed to Non-PEO NEOs for 2022 and 2024 reflects the amounts paid to Mr. Recca or Mr. Glassman, respectively.
[3]	Assumes a $100 fixed investment as of year-end 2021 and continuing through year-end 2022, 2023 and 2024, respectively.